Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
U.S. federal statutory income tax rate			21.00%	21.00%
Deferred taxes realizable			$ 1,900
Federal and state operating loss carryforwards expire beginning year			2029
Foreign operating loss carryforwards expire beginning year			2037
Operating loss carryforwards, state			$ 23,000
Operating loss carryforwards, Federal			45,500
Deferred Tax Assets, Valuation Allowance			118,734	$ 145,668	$ 1,828
Operating loss carryforwards, federal and state			46,400
Operating loss carryforwards, foreign			5,300
Impact of unrecognized tax benefits on effective tax rate, if recognized			$ 7,500
Income tax expense in continuing operations	$ 300	$ 100
State and Federal Net Operating Loss Rate	21.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal statutory income tax rate			21.00%